SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-23035

THE GABELLI GO ANYWHERE TRUST

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 422-3554

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of The Gabelli Go Anywhere Trust (the “Fund”) to be redeemed:

Series A Cumulative Puttable and Callable Preferred Shares, par value $0.001 per share, liquidation preference of $40.00 per share (the “Series A Preferred Shares”) (CUSIP #: 36250J208).

(2)	The date on which the securities are to be called or redeemed:

The Series A Preferred Shares will be redeemed on September 27, 2021 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series A Preferred Shares are to be redeemed pursuant to Part II, Sections 4(b) and (c) of the Fund’s Second Amended and Restated Statement of Preferences for the Fund’s Series A Cumulative Puttable and Callable Preferred Shares creating and fixing the rights of the Series A Preferred Shares, a form of which was filed with the Securities and Exchange Commission on July 1, 2016 as Exhibit (99)(A)(II) to Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (285,267 shares) of its outstanding Series A Preferred Shares. Holders of the Series A Preferred Shares being so redeemed will receive $40.0055 per share for each share of Series A Preferred Shares redeemed (the “Redemption Price”), which consists of the liquidation preference of $40.00 per share, together with accumulated and unpaid dividends and distributions of $0.0055 per share to the Redemption Date. All Series A Preferred Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price will be made to Computershare Trust Company, N.A., as paying agent for this redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 3rd day of August, 2021.

The Gabelli Go Anywhere Trust

/s/ John C. Ball
By:	John C. Ball
Title:	Treasurer and Principal Financial and Accounting Officer